[Letterhead of Diane N. Ledger]

May 6, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company

File No. 333-01713

Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policy and Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policy

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) that the form of prospectus and SAI for Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policy and the prospectus and SAI for Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life insurance Policy that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post-Effective Amendment No. 20 on Form N-6 which was filed electronically with the Commission on April 29, 2003.

Very truly yours,

/s/    DIANE N. LEDGER

Diane N. Ledger